Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating lease costs	$ 12,871	$ 15,264
Income from sub-leases	(278)	(327)
Net operating lease costs	$ 12,593	$ 14,937